DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2023
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1 - DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS

a)    The Company and its Operations

Telecom Argentina was created through the privatization of ENTel, the state-owned company that provided telecommunication services in Argentina.

Telecom Argentina’s license, as originally granted, was exclusive to provide telephone services in the northern region of Argentina since November 8, 1990 through October 10, 1999. As of October 10, 1999, the Company also began providing telephone services in all the country.

In November 2017, the Company merged between Telecom Personal, so, since that date, it provides directly mobile telecommunications services.

As a consequence of the merger with Cablevisión (accounted for as a reverse acquisition on January 1, 2018), the Company provides cable television services through networks installed in different localities in Argentina and Uruguay.

Therefore, the Company mainly provides fixed and mobile telephony services, cable television services, data and Internet services in Argentina. Additionally, through its subsidiaries, it also provides diverse ICT Services in Uruguay, Paraguay, USA and Chile.

Moreover, through its controlled company Micro Sistemas, the Company provides fintech services related to the use of electronic means of payment, transfers and/or electronic use of money, among others.

Lastly, information on Telecom’s licenses and on the regulatory framework is described under Note 2.

As of December 31, 2023, the following are the subsidiaries included in the consolidation process and the respective equity interest owned by Telecom Argentina:

			Telecom Argentina's
			direct/indirect interest
			in capital stock and
Company	Main Activity	Country	votes
Núcleo (a)	Mobile telecommunications Services	Paraguay	67.50%
Personal Envíos	Mobile financial services	Paraguay	67.50%
Tuves Paraguay (a)	Distribution of television and audio signals direct to home services	Paraguay	67.50%
Televisión Dirigida	Cable television services	Paraguay	100.00%
AVC Continente Audiovisual	Broadcasting services	Argentina	100.00%
Inter Radios	Broadcasting services	Argentina	100.00%
Micro Sistemas	Services related to the use of electronic payment media	Argentina	100.00%
Pem	Investment	Argentina	100.00%
Cable Imagen	Closed-circuit television	Argentina	100.00%
Personal Smarthome (b)	Security solutions and services	Argentina	100.00%
NYS2 (b) (c)	ICT Services and Audiovisual Communication Services.	Argentina	100.00%
NYSSA (d)	Provision of internet access services.	Argentina	100.00%
Adesol (e)	Holding	Uruguay	100.00%
Opalker	Cybersecurity and related services	Uruguay	100.00%
Ubiquo (f)	Cybersecurity services and products	Chile	95.00%
Telecom USA	Telecommunication services	USA	100.00%
Micro Fintech Holding (g)	Holding	USA	100.00%
(a)	On October 17, 2023, Núcleo’s Board of Directors approved the pre-commitment agreement for the merger by absorption with Tuves Paraguay, which was approved by the Extraordinary Shareholders’ Meeting on November 2, 2023. The Definitive Merger Commitment was approved by the Extraordinary Shareholders’ Meeting on December 20, 2023. The effective date of the merger will be the day after obtaining approval of the merger from the Public Registry of Commerce. As of the date of issuance of these consolidated financial statements, the approval of the merger is still pending.
(b)	As of December 31, 2023 is a dormant entity.
(c)	Company indirectly acquired on April 5, 2022 for a total consideration of $0.3 million in current currency of 31 December 2023 through subsidiary Personal Smarthome S.A. In May 2023, the company changed its name from “Personal Smart Security S.A.U.” to “NYS2 S.A.U.” and modified its main activity to ICT Services and Audiovisual Communication Services”. On October 18, 2023, ENACOM granted it the “license to provide ICT Services, whether fixed or mobile, wired or wireless, domestic or international, with or without its own infrastructure.
(d)	Company acquired on June 1, 2022. For further information, see Note 28.
(e)	Includes the 100% interest in Telemas S.A., which holds interests in the following special-purpose entities: Audomar S.A., Bersabel S.A., Dolfycor S.A., Reiford S.A., Space Energy S.A., Tracel S.A. and Visión Satelital S.A. (See Note 3.d. 6)).
(f)	Company indirectly acquired by the subsidiary Opalker on June 20, 2023, for a total amount of US$0.2 million ($106 million in current currency as of December 31, 2023). A goodwill of $265 million was recognized related to this transaction. This acquisition allows the Company to move forward in its regional expansion model with cybersecurity solutions.
(g)	In order to participate and invest in the capital of other companies related to the financial activity, on October 11, 2023, Telecom Argentina established the company Micro Fintech Holding LLC in the State of Delaware, USA. Telecom Argentina is the owner of 100% of the participation in such company. As of the date of issuance of these consolidated financial statements is a dormant entity.

b)    Segment information

An operating segment is defined as a component of an entity that may earn revenues and incur expenses, and whose financial information is available, held separately, and evaluated regularly by the chief operating decision maker. In the case of the Company, the Executive Committee and the Chief Executive Officer (“CEO”) are responsible for controlling recourses and for the economic and financial performance of Telecom.

The Executive Committee and the CEO have a strategic and operational vision of Telecom as a single business unit, according to the current regulatory context of the converged ICT Services industry (adding to the same segment both the activities related to the mobile services, internet services, cable television and fixed and data services, services governed by the same regulatory framework of ICT Services). To exercise its functions, both the Executive Committee and the CEO receive periodically the economic-financial information of Telecom Argentina and its subsidiaries (in current currency as of the date of each transaction), that is prepared as a single segment and evaluate the evolution of business as a unit of generation of results, administrating the resources in a unique way to achieve the objectives. Regarding to costs, they are not specifically appropriate to a type of service, considering that the Company has a single payroll and operating expenses that affect all services in general (non-specific). On the other hand, decisions on CAPEX affect all the types of services provided by Telecom in Argentina and not specifically to one of them. Based on what was previously described and under the accounting principles (provided by IFRS Accounting Standards), it was defined that the Company has a single segment of operations in Argentina.

Additionally, Telecom, through Micro Sistemas, develops activities in the fintech industry in Argentina, which are not analyzed as a separate segment by the Executive Committee and the CEO, taking into account that, as of December 31, 2023, activities of Micro Sistemas are not significant. In the same sense, the balances and transactions of the Micro Sistemas business do not exceed any of the quantitative thresholds identified under IFRS Accounting Standards to qualify as reportable segments.

The Executive Committee and the CEO will continue to monitor this business to evaluate the manner in which its performance is reviewed and, eventually, its consideration as a separate reportable segment provided it complies with the requirements established by IFRS Accounting Standards to that effect.

Telecom carries out activities abroad (Paraguay, United States of America, Uruguay and Chile). These operations are not analyzed as a separate segment by the Executive Committee and the CEO, who analyze the consolidated information of companies in Argentina and abroad (in current currency as of the date of each transaction), considering that the activities of foreign companies are not significant for Telecom. Operations carried out abroad by Telecom do not meet the aggregation criteria established by the standard to be grouped within the “Services rendered in Argentina” segment, and considering that they do not exceed any of the quantitative thresholds identified in the standard to qualify as reportable segments, they are grouped within the category “Other abroad segments”.

The Executive Committee and the CEO evaluate the profitability for each reportable segment based on the measure of the Adjusted EBITDA. Adjusted EBITDA is defined as our net (loss) income less income tax, financial results, Earnings (losses) from associates and joint ventures, depreciation, amortization and impairment of Fixed Assets.

Presented below is the Segment financial information as it is analyzed by the Executive Committee and the CEO for the years ended December 31, 2023, 2022 and 2021.

◻	Consolidated Income Statement as of December 31, 2023

		Services	Services		Other
		rendered in	rendered in		abroad	Other abroad
	Services	Argentina –	Argentina	Other	segments –	segments
	rendered in	Inflation	restated for	abroad	Inflation	restated for
	Argentina	restatement	inflation	segments	restatement	inflation	Eliminations	Total
Revenues	1,054,683	870,441	1,925,124	80,246	62,669	142,915	(8,938)	2,059,101
Operating costs without depreciation, amortization and impairment of Fixed Assets	(759,759)	(645,509)	(1,405,268)	(46,821)	(36,554)	(83,375)	8,938	(1,479,705)
Adjusted EBITDA	294,924	224,932	519,856	33,425	26,115	59,540	—	579,396

Depreciation, amortization and impairment of Fixed Assets								(704,461)
Operating loss								(125,065)
Losses from associates and joint ventures								(1,888)
Financial cost								(634,307)
Other financial results, net								173,316
Loss before income tax								(587,944)
Income tax benefit								338,257
Net loss								(249,687)

Attributable to:
Controlling Company								(257,730)
Non-controlling interest								8,043
								(249,687)

◻	Consolidated Income Statement as of December 31, 2022

		Services	Services		Other
		rendered in	rendered in		abroad	Other abroad
	Services	Argentina –	Argentina	Other	segments –	segments
	rendered in	Inflation	restated for	abroad	Inflation	restated for
	Argentina	restatement	inflation	segments	restatement	inflation	Eliminations	Total
Revenues	504,432	1,622,426	2,126,858	36,528	116,827	153,355	(9,485)	2,270,728
Operating costs without depreciation, amortization and impairment of Fixed Assets	(370,534)	(1,194,810)	(1,565,344)	(21,661)	(69,210)	(90,871)	9,485	(1,646,730)
Adjusted EBITDA	133,898	427,616	561,514	14,867	47,617	62,484	—	623,998

Depreciation, amortization and impairment of Fixed Assets								(1,542,467)
Operating loss								(918,469)

Earnings from associates and joint ventures								2,550
Financial cost								92,625
Other financial results, net								100,379
Loss before income tax								(722,915)
Income tax benefit								82,536
Net loss								(640,379)

Attributable to:
Controlling Company								(647,208)
Non-controlling interest								6,829
								(640,379)

◻	Consolidated Income Statement as of December 31, 2021

		Services	Services		Other
		rendered in	rendered in		abroad	Other abroad
	Services	Argentina –	Argentina	Other	segments –	segments
	rendered in	Inflation	restated for	abroad	Inflation	restated for
	Argentina	restatement	inflation	segments	restatement	inflation	Eliminations	Total
Revenues	332,816	2,070,653	2,403,469	26,215	163,537	189,752	(12,178)	2,581,043
Operating costs without depreciation, amortization and impairment of Fixed Assets	(229,554)	(1,445,309)	(1,674,863)	(15,514)	(97,478)	(112,992)	12,178	(1,775,677)
Adjusted EBITDA	103,262	625,344	728,606	10,701	66,059	76,760	—	805,366

Depreciation, amortization and impairment of Fixed Assets								(822,272)
Operating loss								(16,906)

Earnings from associates and joint ventures								2,398
Financial cost								174,096
Other financial results, net								102,811
Income before income tax								262,399
Income tax expense								(202,105)
Net income								60,294

Attributable to:
Controlling Company								52,559
Non-controlling interest								7,735
								60,294

Additional information per geographical area is disclosed below:

	As of December 31
	2023	2022	2021
Sales revenues from customers located in Argentina	1,921,148	2,118,721	2,394,743
Sales revenues from foreign customers	137,953	152,007	186,300

CAPEX corresponding to the segment “Services rendered in Argentina	448,920	356,784	476,746
CAPEX corresponding to the segment “Other abroad segments”	34,278	36,425	42,202

Fixed Assets corresponding to the segment “Services rendered in Argentina”	4,685,453	4,818,873	5,909,460
Fixed Assets corresponding to the segment “Other abroad segments”	252,467	180,124	203,866

Borrowings corresponding to the segment “Services rendered in Argentina”	2,072,486	1,423,516	1,573,539
Borrowings corresponding to the segment “Other abroad segments”	55,583	37,575	45,603

c)    Basis of Presentation

As required by the CNV, these consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the IASB. IFRS Accounting Standards also includes the International Accounting Standards or “IAS”; the International Financial Reporting Interpretations Committee or “IFRIC”, the Standard Interpretations Committee or “SIC” and the conceptual framework.

The preparation of these consolidated financial statements in conformity with IFRS Accounting Standards requires that the Company’s Management make estimates that affect the figures disclosed in the financial statements or its supplementary information. Actual results may differ from these estimates. The areas involving a higher degree of judgment or complexity, or areas where estimates are significant are disclosed under Note 3. u).

These consolidated financial statements are expressed in millions of Argentine pesos, are prepared in current currency as of December 31, 2023 (see item d), on an accrual basis of accounting (except for the consolidated statement of cash flows) and based on historical cost, except for certain financial assets and liabilities (includes DFI) that are measured at fair value.

These consolidated financial statements contain, additionally to all disclosures required under IFRS Accounting Standards, some disclosures required by the LGS and/or by the CNV.

The figures as of December 31, 2022 and for the years ended December 31, 2022 and 2021, which are disclosed in these consolidated financial statements for comparative purposes, are a result of restating the financial statements as of such dates, according to what is described in point d). When applicable, certain reclassifications were made for comparative purposes.

These consolidated financial statements as of December 31, 2023, were approved by resolution of the Board of Directors’ meeting held on March 11, 2024.

d)    Financial reporting in hyperinflationary economies

Since Argentina has been considered a high-inflation economy for accounting purposes in accordance with IAS 29 since July 1, 2018, the financial information expressed in Argentine pesos is restated in current currency of December 31, 2023.

The table below shows the evolution of the indexes in the last three years according to official statistics (INDEC) in accordance with Resolution No. 539/18 of the FACPCE and the devaluation of the Argentine peso against the US dollar for the same years:

	As of December 31,	As of December 31,	As of December 31,
	2021	2022	2023

National Consumer Price Index (National CPI) (December 2016=100)	582.46	1,134.59	3,533.19

Variation in Prices
Annual	50.9%	94.8%	211.4%

Banco Nación US$/$ exchange rate	102.72	177.16	808.45

Variation in the exchange rate
Annual	22.1%	72.5%	356.3%

Below is a summary of the effect of applying IAS 29:

Restatement of the Statement of Financial Position and the Statement of Changes in Equity

The Company restated all the non-monetary items in current currency as of December 31, 2023. Each item must be restated since the date of the initial recognition or since the last revaluation. Monetary items have not been restated because they are stated in terms of the measuring unit current as of December 31, 2023.

Restatement of the Income Statement, the Statements of Comprehensive Income and the Statement of Cash Flows

In the Income Statement and the Statements of Comprehensive Income, items are restated in current currency as of December 31, 2023. The Company shall apply the monthly variations of CPI.

Financial results related to foreign currency exchange and accrued interest are determined in real terms, excluding the inflationary effect contained therein.

The effect of inflation on the monetary position is included in the Income Statement under Financial cost and Other financial results, net.

The items of the Statement of Cash Flows must also be restated in current currency at the closing date. The restatement effect has an impact on the Income Statement and must be eliminated from the Statement of Cash Flows because it is not considered cash or cash equivalent.

Investments in foreign companies

The subsidiaries that use functional currencies other than the Argentine peso (mainly foreign companies with economies that are not considered to be hyperinflationary), must not restate for inflation their financial statements, in accordance with IAS 29.

Notwithstanding, and only for reporting and consolidation purposes, the comparative figures presented in Argentine pesos in the Income Statement corresponding to the current year and the previous year must be stated using the exchange rates at the transaction date. In addition, the initial items of the Statement of Changes in Equity must be reported at the closing rate without modifying its total amount due to the fact that it is translated into the closing exchange rate, which implies that a translation adjustment is recognized against Retained Earnings and Other Comprehensive Income (loss).